Goodwill and intangible assets - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) reportingUnit	Dec. 31, 2025 USD ($) reportingUnit
Goodwill [Line Items]
Number of reporting units | reportingUnit	6	7
Goodwill impairment	$ 0	$ 0
Investment and Wealth Management
Goodwill [Line Items]
Goodwill, fair value		$ 6,300,000,000
Percentage of fair value in excess of carrying amount		10.00%
Investment and Wealth Management | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate	10.00%	10.00%